Income Tax (Details) - Schedule of Income tax expense - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Income Tax Expense Abstract
Current income tax expense	¥ 5,357	¥ 375
Deferred income tax benefit	(5,542)	2,892
Total	¥ (185)	¥ 3,267